Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable
Schedule of accounts receivable balances

	December 31,
	2024	2023
Beginning balance	$19,847	$14,774
Additions	248,357	19,847
Payments received	(268,204)	(14,774)
Ending balance	$—	$19,847